Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 5,315	$ 5,769	$ 6,029
Amortization of finite lived intangible assets for 2016	5,100
Amortization of finite lived intangible assets for 2017	5,100
Amortization of finite lived intangible assets for 2018	5,100
Amortization of finite lived intangible assets for 2019	5,100
Amortization of finite lived intangible assets for 2020	$ 5,100